Investment Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments Securities
Investment Securities
The amortized cost and fair value of investment securities are shown in the following table. Management performs a quarterly evaluation of investment securities for any other-than-temporary impairment. During 2014, there were no investment securities deemed to be other-than-temporarily impaired. During 2013 and 2012, Park recognized other-than-temporary impairment charges of $17,000 and $54,000, respectively, related to an equity investment in a financial institution.

Investment securities at December 31, 2014 and December 31, 2013 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2014:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$546,886	$11	$8,833	$538,064
U.S. Government sponsored entities’ asset-backed securities	751,974	13,421	4,242	761,153
Other equity securities	1,120	1,578	—	2,698
Total	$1,299,980	$15,010	$13,075	$1,301,915
2014:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$140,562	$3,088	$160	$143,490
Total	$140,562	$3,088	$160	$143,490

(In thousands)	Amortized Cost	Gross Unrealized/Unrecognized Holding Gains	Gross Unrealized/Unrecognized Holding Losses	Estimated Fair Value
2013:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$570,632	$—	$45,496	$525,136
U.S. Government sponsored entities’ asset-backed securities	650,391	8,070	9,990	648,471
Other equity securities	1,120	1,539	—	2,659
Total	$1,222,143	$9,609	$55,486	$1,176,266
2013:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$240	$1	$—	$241
U.S. Government sponsored entities’ asset-backed securities	181,821	5,382	42	187,161
Total	$182,061	$5,383	$42	$187,402

Park’s U.S. Government sponsored entities' asset-backed securities consisted of 15-year mortgage-backed securities and collateralized mortgage obligations (CMOs). At December 31, 2014, the amortized cost of Park’s available-for-sale mortgage-backed securities was $387.1 million and there were no held-to-maturity mortgage-backed securities within Park's investment portfolio. At December 31, 2014, the amortized cost of Park's available-for-sale and held-to-maturity CMOs was $364.9 million and $140.6 million, respectively.

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2014 and December 31, 2013:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2014:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$119,913	$87	$388,140	$8,746	$508,053	$8,833
U.S. Government sponsored entities' asset-backed securities	73,276	136	170,430	4,106	243,706	4,242
Total	$193,189	$223	$558,570	$12,852	$751,759	$13,075
2014:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$8,032	$148	$2,714	$12	$10,746	$160

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2013:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$377,626	$29,256	$147,510	$16,240	$525,136	45,496
U.S. Government sponsored entities' asset-backed securities	404,035	8,917	21,572	1,073	425,607	9,990
Total	$781,661	$38,173	$169,082	$17,313	$950,743	$55,486
2013:
Securities Held-to-Maturity
U.S. Government sponsored entities' asset-backed securities	$5,781	$42	$—	$—	$5,781	$42

Management does not believe any individual unrealized loss as of December 31, 2014 or 2013 represented an other-than-temporary impairment. The unrealized losses on debt securities are primarily the result of interest rate changes. These conditions will not prohibit Park from receiving its contractual principal and interest payments on these debt securities. The fair value of these debt securities is expected to recover as payments are received on these securities and they approach maturity. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

Other investment securities (as shown on the Consolidated Balance Sheets) consist of stock investments in the FHLB and the FRB. These restricted stock investments are carried at their redemption value. Park owned $50.1 million and $59.0 million of FHLB stock and $8.2 million and $6.9 million of FRB stock at December 31, 2014 and December 31, 2013, respectively.

During 2014, the FHLB elected to redeem 89,460 shares of FHLB stock for $8.9 million. There was no gain or loss resulting from this transaction. Additionally, during 2014, Park purchased 27,000 shares of FRB stock in order to maintain required stock levels. The FRB stock was purchased for a $1.4 million subscription price.

The amortized cost and estimated fair value of investments in debt securities at December 31, 2014, are shown in the following table by contractual maturity or the expected call date, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value	Weighted Average Yield
Securities Available-for-Sale
U.S. Treasury and other U.S. Government sponsored entities’ notes:
Due one through five years	30,000	30,011	2.10%
Due five through ten years	516,886	508,053	2.35%
Total	$546,886	$538,064	2.34%

U.S. Government sponsored entities’ asset-backed securities	$751,974	$761,153	2.36%

Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$140,562	$143,490	3.58%

Approximately $546.9 million of Park’s securities shown in the above table as U.S. Treasury and other U.S. Government sponsored entities' notes are callable notes. These callable securities have a final maturity of 5 to 8 years. Of the $546.9 million reported at December 31, 2014, $30.0 million were expected to be called and are shown in the table at their expected call date.

Investment securities having an amortized cost of $1,205 million and $1,321 million at December 31, 2014 and 2013, respectively, were pledged to collateralize government and trust department deposits in accordance with federal and state requirements, to secure repurchase agreements sold and as collateral for FHLB advance borrowings.

At December 31, 2014, $513 million was pledged for government and trust department deposits, $664 million was pledged to secure repurchase agreements and $28 million was pledged as collateral for FHLB advance borrowings. At December 31, 2013, $639 million was pledged for government and trust department deposits, $648 million was pledged to secure repurchase agreements and $34 million was pledged as collateral for FHLB advance borrowings.

At December 31, 2014, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

During 2014, Park sold investment securities with a book value of $187,000 at a gain of $22,000. Additionally, Park sold investment securities with a book value of $174.1 million at a loss of $1.2 million. During 2013, Park sold $75.0 million of securities at book value for no gain. During 2012, Park had no sales of investment securities.